Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis Of Presentation [Abstract]
Summary of Significant Accounting Policies
CANANDAIGUA NATIONAL CORPORATION AND SUBSIDIARIES
Notes to Consolidated Financial Statements December 31, 2012, 2011, 2010

(1) Summary of Significant Accounting Policies

Business

Canandaigua National Corporation (the Company) provides a full range of financial services, including banking, trust, investment, brokerage, and insurance services to individuals, corporations, and municipalities. The Company is subject to competition from other financial services and commercial companies in various regulated and unregulated industries. The Company and its subsidiaries are subject to the regulations of certain federal and state agencies and undergo regular examinations by those regulatory authorities.

Basis of Presentation

The Consolidated Financial Statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. Its principal operations comprise the activities of The Canandaigua National Bank and Trust Company (the Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS Financial, LLC (OBS). OBS is included effective November 30, 2011, the date of its acquisition. Although the Company owns 65% of OBS, pursuant to U.S. Generally Accepted Accounting Principles, the Company is required to consolidate 100% of OBS within the financial statements.  The 35% of OBS, which the Company does not own is separately accounted for as Non-controlling interests within the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company accounts for investments in less-than-majority-owned entities under the equity method. The Consolidated Financial Statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles and conform to predominant practices within the financial services industry.

In preparing the Consolidated Financial Statements, management made estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly with respect to the allowance for loan losses and securities with other than temporary impairment.

Amounts in prior years' Consolidated Financial Statements are reclassified whenever necessary to conform to the current year's presentation.

Management has evaluated the impact of subsequent events on these financial statements to the date of filing of this Annual Report with the Securities and Exchange Commission.

Effective August 31, 2010, CNB Mortgage Company became a wholly-owned subsidiary of The Canandaigua National Bank and Trust Company. It was formerly a wholly-owned subsidiary of Canandaigua National Corporation. The reason for the change was to bring CNB Mortgage Company under the federal banking regulatory structure from New York State's banking regulatory structure, which had become increasingly rigid and costly. There was no change in the consolidated financial results, in segment reporting, or in management of the companies.

Cash Equivalents

For the purpose of reporting cash flows, cash and cash equivalents include cash, interest-bearing and other balances due from banks, and federal funds sold.

Securities

The Company classifies its debt securities as either available for sale or held to maturity as the Company does not hold any securities considered to be trading. Held to maturity securities are those that the Company has the ability and intent to hold until maturity. Held to maturity securities are recorded at amortized cost. All other securities not included as held to maturity are classified as available for sale.

Available for sale securities are recorded at fair value. Except for unrealized losses charged to earnings for other-than-temporary-impairment deemed to be credit-related or based on intent to sell, unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are included in accumulated other comprehensive income (loss) in stockholders' equity until realized.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near-term prospects of the issuer; and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. A decline in fair value of any security below cost that is deemed other than temporary (“OTTI”) and related to the credit-worthiness of the issuer is charged to earnings, resulting in the establishment of a new cost basis for the security. Management generally evaluates the credit-worthiness of the issuer based on their ability to produce sufficient cash flows to service the contractual debt obligation.

Interest income and dividends are recognized when earned. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the interest method. Realized gains and losses are included in earnings and are determined using the specific identification method.

Loans

Loans, other than loans designated as held for sale, are stated at the principal amount outstanding net of deferred origination costs. Interest and deferred fees and costs on loans are credited to income based on the effective interest method. Loans held for sale are carried at the lower of cost or fair value.

The accrual of interest on commercial and real estate loans is generally discontinued, and previously accrued interest is reversed, when the loans become 90 days delinquent or when, in management's judgment, the collection of principal and interest is uncertain. Loans are returned to accrual status when the doubt no longer exists about the loan's collectability and the borrower has demonstrated a sustained period of timely payment history. Specifically, the borrower will have resumed paying the full amount of scheduled interest and principal payments; all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within a reasonable period (6 months); and there is a sustained period of repayment performance (generally a minimum of six months) by the borrower, in accordance with the contractual terms involving payments of cash or cash equivalents. Interest on consumer loans is accrued until the loan becomes 120 days past due at which time principal and interest are generally charged off.

Management, considering current information and events regarding the borrowers' ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When a loan is considered to be impaired, and sufficient information exists to make a reasonable estimate of the inherent loss, the amount of the impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the loan's observable fair value or the fair value of underlying collateral if the loan is collateral-dependent. In the absence of sufficient, current data to make a detailed assessment of collateral values or cash flows, management measures impairment on a pool basis using historical loss factors equivalent to similarly impaired loans. Impairment reserves are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans are generally applied to reduce the principal balance outstanding. In considering loans for evaluation of specific impairment, management generally excludes smaller balance, homogeneous loans: residential mortgage loans, home equity loans, and all consumer loans, unless such loans were restructured in a “troubled debt restructuring.” These loans are collectively evaluated for risk of loss on a pool basis.

Allowance for Loan Losses

The allowance for loan losses is a valuation reserve for probable and inherent incurred losses in the loan portfolio. Credit losses arise primarily from the loan portfolio, but may also be derived from other credit-related sources, when drawn upon, such as commitments, guarantees, and standby letters of credit. Additions are made to the allowance through periodic provisions, which are charged to expense. All losses of principal are charged to the allowance when incurred or when a determination is made that a loss is expected. Subsequent recoveries, if any, are credited to the allowance.

The Company has established a process to assess the adequacy of the allowance for loan losses and to identify the risks in the loan portfolio. This process consists of the identification of specific reserves for impaired commercial loans and residential mortgages, and the calculation of general reserves, which is a formula-driven allocation.

The calculation of the general reserve involves several steps. A historical loss factor is applied to each loan by loan type and loan classification. The historical loss factors are calculated using a loan-by-loan, trailing eight-quarter net loss migration analysis for commercial loans. For all other loans, a portfolio-wide, trailing eight-quarter net loss migration analysis is used. Adjustments are then made to the historical loss factors based on current-period quantitative objective elements (delinquency, non-performing assets, classified/criticized loan trends, charge-offs, concentrations of credit, recoveries, etc.) and subjective elements (economic conditions, portfolio growth rate, portfolio management, credit policy, and others). This methodology is applied to the commercial, residential mortgage, and consumer portfolios, and their related off-balance sheet exposures. Any allowance for off-balance sheet exposures is recorded in Other Liabilities.

While management uses available information to recognize losses on loans, future additions to the allowance may be necessary. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

Troubled Debt Restructurings

In the process of resolving nonperforming loans, we may choose to restructure the contractual terms of certain loans and attempt to work out alternative payment schedules with the borrower in order to avoid foreclosure of collateral. Any loans that are modified are evaluated to determine if they are "troubled debt restructurings” (TDR) and if so, are evaluated for impairment. A TDR is defined as a loan restructure where for legal or economic reasons related to a borrower's financial difficulties, the creditor grants one or more concessions to the borrower that it would not otherwise consider. Terms of loan agreements may be modified to fit the ability of the borrower to repay in respect of its current financial status and restructuring of loans may include the transfer of assets from the borrower to satisfy debt, a modification of loan terms, or a combination of the two. If a satisfactory restructure and payment arrangement cannot be reached, the loan may be referred to legal counsel for foreclosure.

Premises and Equipment

Land is carried at cost. Land improvements, buildings, leasehold improvements and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets, three to twenty-five years. Amortization of leasehold improvements is provided over the lesser of the term of the lease, including renewal options, when applicable, or the estimated useful lives of the assets.

Other Real Estate

Real estate acquired through foreclosure or deed in lieu of foreclosure (other real estate) is included in other assets and is recorded at the lower of the unpaid loan balance on the property at the date of transfer, or fair value, less estimated costs to sell. Adjustments made to the value at transfer are charged to the allowance for loan losses. After transfer, the property is carried at the lower of cost or fair value less estimated costs to sell. Adjustments to the carrying values of such properties that result from subsequent declines in value are charged to operations in the period in which the declines occur. Operating earnings and costs associated with the properties are charged to other non-interest income and operating expense as incurred. Gains on the sale of other real estate are included in results of operations when the sale occurs.

Loan Servicing Assets

The Company services first-lien, residential loans for the Federal Home Loan Mortgage Company (FHLMC), also known as Freddie Mac, and certain commercial loans as lead participant. The associated servicing rights (assets) entitle the Company to a future stream of cash flows based on the outstanding principal balance of the loans and contractual servicing fees. Failure to service the loans in accordance with contractual requirements may lead to a termination of the servicing rights and the loss of future servicing fees.

The Company services all loans for FHLMC on a non-recourse basis; therefore, its credit risk is limited to temporary advances of funds to FHLMC, while FHLMC retains all credit risk associated with the loans. Commercial loans are serviced on a non- recourse basis, whereby the Company is subject to credit losses only to the extent of the proportionate share of the loan's principal balance owned. The Company's contract to sell loans to FHLMC and to the Federal Housing Administration (FHA) via third-parties contain certain representations and warranties that if not met by the Company would require the repurchase of such loans. The Company has not historically been subject to a material volume of repurchases nor is it as of the current year end.

Loan servicing assets are amortized to loan servicing income in the statement of income. In computing amortization expense, the Company uses historical prepayment rates for similar loan pools and applies this amortization rate to each pool. If prepayments occur at a rate different than the applied rate, the Company adjusts the specific pool's amortization in the period in which the change occurs.

For purposes of evaluating and measuring impairment of loan servicing rights, the Company stratifies these assets based on predominant risk characteristics of the underlying loans that are expected to have the most impact on projected prepayments, cost of servicing, and other factors affecting future cash flows associated with the servicing rights, such as loan type, rate, and term. The amount of impairment recognized is the amount by which the carrying value of the loan servicing rights for a stratum exceeds fair value. Impairment is recognized through the income statement.

Goodwill and Intangible Assets

Goodwill has an indefinite useful life and is not amortized, but is tested for impairment. Goodwill impairment tests are performed on an annual basis or when events or circumstances dictate. A qualitative assessment of goodwill is first performed, factoring company-specific and economic characteristics that might impact its carrying value. If the assessment indicates goodwill might be impaired, a quantitative test is performed in which the fair value of the reporting unit with goodwill is compared to the carrying amount of that reporting unit in order to determine if impairment is indicated. If so, the implied fair value of the reporting unit's goodwill is compared to its carrying amount and an impairment loss is measured by the excess of the carrying value over fair value. Fair value of goodwill is estimated using a weighted average of market-based analysis and discounted cash-flow income analysis of the underlying reporting unit.

Intangible assets that have finite useful lives, such as customer relationship, technology, and trade name intangibles, are amortized over their useful lives. Customer relationship intangibles are generally amortized over 15 years using an accelerated method. Technology is generally amortized over a five year period also using an accelerated method. Trade name intangible has been amortized on a straight-line basis over three years. Amortization of these assets is reported in other operating expenses. The amortization period is monitored to determine if circumstances require the period to be revised. The Company also periodically reviews its intangible assets for changes in circumstances that may indicate that the carrying amount of the assets are impaired. The Company tests its intangible assets for impairment if conditions indicate that an impairment loss has more likely than not been incurred by evaluating the recoverability of the assets' carrying value using estimates of undiscounted future cash flows over the remaining assets' lives. Any impairment loss is measured by the excess of carrying value over fair value and is recorded in the measured period as additional amortization expense.

Stock-Based Compensation

Stock-based compensation expense is recognized in the statement of income over the awards' vesting period based on the fair value of the award at the grant date.

The Company accounts for the liability associated with its stock appreciation rights plan at fair value which is re-measured each quarterly reporting period. Fair value is measured using the Black-Scholes-Merton option pricing model. The associated compensation expense or credit reported in the statement of income represents the change in the re-measured liability.

Income Taxes

The Company and its wholly-owned subsidiaries file income tax returns in the U.S. Federal jurisdiction and principally in the states of New York and Florida. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Derivative Financial Instruments

Derivatives are recognized as either assets or liabilities in the balance sheet and are measured at fair value. If certain conditions are met, a derivative may be specifically designated as: (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment; (b) a hedge of the exposure to variable cash flows of a forecasted transaction; or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available for sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. At inception of the hedge, management establishes the application of hedge accounting and the method it will use for assessing the effectiveness of the hedging derivative and the measurement approach for determining the ineffective aspect of the hedge. These are consistent with management's approach to managing risk.

The Company's derivative financial instruments include: (1) commitments to originate fixed-rate residential real estate loans to be held for sale; (2) commitments to sell fixed-rate residential loans; and (3) interest rate swap agreements.

Commitments to originate and commitments to sell fixed-rate residential real estate loans are recorded in the consolidated balance sheet at estimated fair value. Neither of these derivatives instruments is considered a hedge; therefore, periodic changes in the fair value of these instruments are recognized in mortgage banking income in the period in which the change occurs. However, due to the minimal volume and short-term nature of these instruments, the net impact of a change in fair value from the instruments' initially recognized fair value is generally immaterial.

The Company utilizes interest rate swap agreements as part of its management of interest rate risk to modify the repricing characteristics of its floating-rate junior subordinated debentures. For swap agreements, amounts receivable or payable are recognized as accrued under the terms of the agreement, and the net differential is recorded as an adjustment to interest expense of the related debentures. Interest rate swap agreements are designated as cash flow hedges. Therefore, the effective portion of the swaps' unrealized gain or loss was initially recorded as a component of other comprehensive income, and subsequent effective portions are recognized in interest expense. The ineffective portion of the unrealized gain or loss, if any, is reported in other operating income.

Common and Preferred Stock and Stock Split

At a special meeting of the Company's shareholders held on September 14, 2011, the Company's shareholders approved (a) a 4-for-1 forward stock split of the Company's common stock (the “Stock Split”) and (b) a corresponding amendment to the Company's Certificate of Incorporation that would affect the stock split by increasing the Company's total number of authorized shares from 8,000,000 to 20,000,000 shares, increasing the authorized number of shares of common stock from 4,000,000 to 16,000,000 shares, including changing the par value per share from $20.00 to $5.00, and implementing the Stock Split. The amendment to the Company's Certificate of Incorporation effecting the Stock Split was filed with New York State on September 20, 2011. All share data has been adjusted retroactively to reflect this stock split.

At the Company's April 2011 Annual Meeting, shareholders authorized a class of 4,000,000 shares of preferred stock, $.01 par value. No shares of preferred stock have been issued.

Accumulated Other Comprehensive Income (Loss)

The Company's comprehensive income consists of net income, changes in the net unrealized holding gains and losses of securities available for sale, and the unrealized gain or loss on the effective portion of cash flow hedges. Accumulated other comprehensive income (loss) on the consolidated statements of stockholders' equity is presented net of taxes.

Treasury Stock

Treasury stock is carried on the consolidated balance sheet at cost as a reduction of stockholders' equity. Shares are released from treasury at original cost on a first-in, first-out basis, with any gain on the sale reflected as an adjustment to additional paid-in capital. Losses are reflected as an adjustment to additional paid-in capital to the extent of gains previously recognized, otherwise as an adjustment to retained earnings.

Trust and Investment Services Income

Assets held in fiduciary or agency capacity for clients are not included in the accompanying consolidated balance sheets, since such assets are not assets of the Company. Fees are calculated based generally upon the market value of the underlying assets. Fee income is recognized when earned, and is not subject to return-performance contingencies.

Earnings Per Share

Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon exercise of stock options.

New Accounting Standards

The following Accounting Standards Updates (ASU) were implemented as of January 1, 2012 with no material impact to the financial condition or results of operations. However, a new statement was added and some footnotes were revised:

ASU 2011-03. Reconsideration of Effective Control for Repurchase Agreements, issued April 2011. The main objective in developing this Update was to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control were not changed by the amendments in this Update.

ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, issued May 2011. The amendments were intended to converge fair value measurement and disclosure guidance in U.S. GAAP with the guidance in the International Accounting Standards Board's concurrently issued IFRS 13, Fair Value Measurement. The amendments in ASU 2011-04 did not modify the requirements for when fair value measurements apply; rather, they generally represented clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement.

ASU 2011-05 Presentation of Comprehensive Income, issued June 2011. The objective of this Update was to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments required that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, the FASB indefinitely deferred certain reporting requirements for reclassifications out of accumulated other comprehensive income on a components basis.

ASU 2011-08 Testing Goodwill for Impairment, issued September 2011. The objective of this Update was to simplify how entities, both public and non-public, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

The following Accounting Standards Updates (ASU) were implemented in 2011 with no material impact to the Company's financial condition or results of operations:

ASU 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors. The qualitative factors are consistent with the existing guidance and examples in paragraph 350-20-35-30, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (a consensus of the FASB Emerging Issues Task Force). ASU201-29 specifies that if a public entity presents comparative financial statements, the entity (acquirer) should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. It also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2011-02.  A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, issued April, 2011.  The amendments in this Update clarify the guidance on a creditor's evaluation of whether it has granted a concession. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (1) the restructuring constitutes a concession; and (2) the debtor is experiencing financial difficulties. The amendments in this Update were effective beginning with the third quarter of 2011, and were to be applied retrospectively to the beginning of 2011. In general, the Company does not renegotiate nor does it materially modify loans to troubled borrowers. Loans to troubled borrowers are typically placed in non-accrual status in advance of any consideration of renegotiation, and in only rare instances will the Company renegotiate a loan that results in a material concession to the borrower.

In addition to the Updates enumerated above, the Financial Accounting Standards Board issues, from time to time, updates containing technical amendments. These updates are generally effective immediately upon their issuance, but have no practical impact on our financial condition or results of operations. Because these are technical in nature, and have no material impact, a summary is not included herein.